PZENA FOCUSED VALUE FUND


                               Semi-Annual Report

                            For the Six Months Ended

                                October 31, 1998

December, 1998

Dear Shareholders;

Enclosed please find our 1998 Semi-Annual Report. As of November 30, the fund's return for the year-to-date was -7.2%. Since inception, the fund has earned an average annual return of 10.7%.1

Needless to say, 1998 has been one of the most challenging years ever for value investors like us. The result of this environment is that value is currently "on sale". In fact, the current discount at which the deepest value segment of our universe sells has reached levels seen only three times in the prior 40 years. As illustrated in the following table, in each of those prior instances, the recovery for value was pronounced.

                          THE CYCLE OF VALUE INVESTING2
                                                                                            VALUE
                           PERIOD                   S&P 500            VALUE3             ADVANTAGE
                           ------                   -------            -----              ---------

FEAR                   Jan 69 - Jun 73               +19.3%               -16.8%              -36.1%
RECOVERY               Jun 73 - Jul 79               +30.4%              +263.1%             +232.7%

------------------------------------------------------------------------------------------------------------------------------------

FEAR                   Jul 79 - Nov 80               +45.6%               +22.5%              -23.1%
RECOVERY               Nov 80 - Feb 89              +192.9%              +464.6%             +271.7%

------------------------------------------------------------------------------------------------------------------------------------

FEAR                   Feb 89 - Oct 90               +11.3%               -29.7%              -41.0%
RECOVERY               Oct 90 - Feb 95               +82.6%              +199.9%             +117.3%

------------------------------------------------------------------------------------------------------------------------------------

FEAR                   Feb 95 - Oct 98              +142.8%               +78.5%              -64.3%
RECOVERY                      ?                        ?                  ?                   ?

------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Annualized             Jan 60 - Oct 98                12.6%                17.9%                5.3%

With full recognition of the folly of trying to predict the exact timing of the turn back to value, we are excited about the opportunities before us. We believe that the cyclical nature of investment returns ensures that the current valuation extremes will reverse, and history shows that the reversal can be long and powerful.

We appreciate your confidence in us and look forward to many years of successful investing together.

Sincerely,

/S/

Richard S. Pzena

1The average annual total return for the year ended September 30, 1998 and from inception through September 30, 1998 was -18.8% and 6.5%, respectively. Results shown are past performance, which should not be regarded as an indicator of future results. Share value and returns fluctuate and investors may have a gain or loss when they sell shares.

2 Source of table provided by Pzena Investment Management, LLC.

3 Value represents the lowest price-to-book quintile of the largest 1,500 companies.

                           PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 98.9%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Aerospace / Defense: 5.7%
      12,025         Boeing Company..........................................................            $ 450,937
      ------                                                                                             ---------

                     Basic Materials: 1.0%
      12,375         J&L Specialty Steel, Inc................................................               75,023
      ------                                                                                                ------

                     Building Materials: 2.5%
       5,400         Owens Corning...........................................................              196,088
       -----                                                                                               -------

                     Chemicals: 4.1%
       5,925         Lyondell Chemical Company...............................................               99,984
       5,875         Union Carbide Corp......................................................              226,188
       -----                                                                                               -------
                                                                                                           326,172
                                                                                                           -------
                     Chemicals - Diversified: 1.3%
       2,025         FMC Corp.*..............................................................              103,402
       -----                                                                                               -------

                     Communications Equipment: 3.5%
      17,725         Anixter International, Inc.*............................................              273,630
      ------                                                                                               -------

                     Computer Services: 1.3%
       2,550         Electronic Data Systems Corp............................................              103,753
       -----                                                                                               -------

                     Computers - Peripherals: 3.9%
      17,750         Quantum Corp.*..........................................................              310,625
      ------                                                                                               -------

                     Distributors - Health Food: 2.0%
      15,625         Fleming Companies, Inc..................................................              159,180
      ------                                                                                               -------

                     Electronics - Component Distributors: 3.0%
       4,750         Avnet, Inc..............................................................              236,312
       -----                                                                                               -------

                     Engineering and Construction: 1.8%
       3,775         Fluor Corp..............................................................              146,517
       -----                                                                                               -------

                           PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Foods: 3.1%
       8,580         RJR Nabisco Holdings Corp...............................................            $ 245,066
       -----                                                                                             ---------

                     Health Care - Long Term: 4.2%
      49,375         Beverly Enterprises, Inc.*..............................................              333,281
      ------                                                                                               -------

                     Health Care - Managed Care: 2.1%
      14,425         Foundation Health Systems, Inc.*........................................              169,494
      ------                                                                                               -------

                     Health Care - Medical Products/Supplies: 4.8%
      22,775         Quest Diagnostics, Inc.*................................................              378,634
      ------                                                                                               -------

                     Insurance - Life / Health: 2.0%
       2,125         Aetna, Inc..............................................................              158,578
       -----                                                                                               -------

                     Insurance - Multi-Line: 3.2%
       3,525         CIGNA Corp..............................................................              257,105
       -----                                                                                               -------

                     Insurance - Property and Casualty: 6.3%
       4,125         CNA Financial Corp.*....................................................              171,703
       9,900         St. Paul Companies, Inc.................................................              327,937
       -----                                                                                               -------
                                                                                                           499,640
                                                                                                           -------
                     Iron and Steel: 3.0%
      13,125         UCAR International, Inc.*...............................................              236,250
      ------                                                                                               -------

                     Leisure Time - Products: 3.1%
       7,250         Polaris Industries, Inc.................................................              249,219
       -----                                                                                               -------

                     Machinery - Diversified: 3.8%
      18,225         Coltec Industries, Inc.*................................................              304,130
      ------                                                                                               -------

                     Medical - Hospitals: 3.2%
      12,000         Columbia/HCA Healthcare Corp............................................              252,000
      ------                                                                                               -------

                           PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Textiles - Apparel: 5.1%
      26,415         Fruit of the Loom, Inc., Class A*.......................................            $ 402,829
      ------                                                                                             ---------

                     Textiles - Specialty: 3.1%
      26,830         Burlington Industries, Inc.*............................................              248,177
      ------                                                                                               -------

                     Tobacco: 4.1%
       6,350         Philip Morris Companies, Inc............................................              324,644
       -----                                                                                               -------

                     Transportation - Air Freight: 4.1%
       6,135         FDX Corp.*..............................................................              322,471
       -----                                                                                               -------

                     Transportation - Airlines: 4.1%
       3,065         Delta Air Lines, Inc....................................................              323,549
       -----                                                                                               -------

                     Transportation - Railroads: 3.0%
       3,505         Canadian Pacific, Ltd...................................................               79,301
       3,250         Union Pacific Corp......................................................              154,781
       -----                                                                                               -------
                                                                                                           234,082
                                                                                                           -------
                     Utilities - Electric Companies: 6.5%
       5,550         Nevada Power Company....................................................              140,138
      12,500         Northeast Utilities*....................................................              195,313
       4,700         Unicom Corp.............................................................              177,131
       -----                                                                                               -------
                                                                                                           512,582
                                                                                                           -------


                     Total Common Stocks (cost $8,465,284)...................................            7,833,370
                                               ----------                                                ---------

Principal Amount     REPURCHASE AGREEMENT: 1.3%
------------------------------------------------------------------------------------------------------------------------------------
    $104,000         Star Bank Repurchase Agreement, 4.70%, dated 10/30/1998,
                     due 11/2/1998, collateralized by $110,000 GNMA, 7.375%,
                     due 5/20/2024, (proceeds $104,041) (cost $104,000)......................              104,000
                         - -- -----           --------        --------                                     -------

                           PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Total Investments in Securities (cost $8,569,284+): 100.2% .............           $7,937,370
                     Liabilities in excess of Other Assets: (0.2)%...........................              (12,320)
                                                            ----                                           -------
                     Total Net Assets: 100.0% ...............................................           $7,925,050
                                       =====                                                            ==========

*Non-income producing security.

+ At October 31, 1998, the cost of securities for Federal tax purposes was $8,571,729. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................            $ 525,895
                     Gross unrealized depreciation...........................................           (1,160,254)
                                                                                                        ----------
                               Net unrealized depreciation...................................           $ (634,359)
                                                                                                        ==========


See accompanying Notes to Financial Statements.

                           PZENA FOCUSED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at October 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $8,569,284)..................................          $ 7,937,370
      Cash...................................................................................                  558
      Receivables:
            Fund shares sold.................................................................                  600
            Dividends and interest ..........................................................                6,640
      Deferred organization costs ...........................................................               22,986
      Prepaid expenses.......................................................................                8,118
                                                                                                             -----
                  Total assets ..............................................................            7,976,272
                                                                                                         ---------

LIABILITIES
      Payables:
            Advisory fees....................................................................                1,735
            Administration fee...............................................................                2,774
            Deferred organization costs......................................................               31,438
      Accrued expenses.......................................................................               15,275
                                                                                                            ------
                  Total liabilities..........................................................               51,222
                                                                                                            ------

NET ASSETS                                                                                             $ 7,925,050
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($7,925,050/716,572 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $11.06
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $ 8,622,475
      Accumulated net investment loss........................................................              (14,583)
      Accumulated net realized loss on investments...........................................              (50,928)
      Net unrealized depreciation on investments.............................................             (631,914)
                                                                                                          --------
            Net assets ......................................................................          $ 7,925,050
                                                                                                       ===========




See accompanying Notes to Financial Statements.

                           PZENA FOCUSED VALUE FUND

STATEMENT OF OPERATIONS - For the Six Months Ended October 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................             $ 55,723
            Interest.........................................................................                6,485
                                                                                                             -----
                  Total income...............................................................               62,208
                                                                                                            ------

      Expenses
            Advisory fees....................................................................               54,851
            Administration fee...............................................................               15,123
            Fund accounting fees.............................................................                9,207
            Transfer agent fees..............................................................                7,453
            Audit fee........................................................................                6,218
            Custody fees.....................................................................                4,321
            Amortization of deferred organization costs......................................                3,527
            Reports to shareholders..........................................................                2,848
            Trustee fees.....................................................................                2,307
            Legal fees.......................................................................                2,090
            Miscellaneous....................................................................                1,826
            Registration fees................................................................                1,514
            Insurance........................................................................                  429
                                                                                                               ---
                  Total expenses.............................................................              111,714
                  Less: expenses reimbursed..................................................              (34,923)
                                                                                                           -------
                  Net expenses...............................................................               76,791
                                                                                                            ------
                        Net investment loss .................................................              (14,583)
                                                                                                           -------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
            Net realized loss from security transactions.....................................             (381,228)
            Net change in unrealized depreciation on investments.............................           (1,992,921)
                                                                                                        ----------
                  Net realized and unrealized loss on investments............................           (2,374,149)
                                                                                                        ----------
                        Net decrease in net assets resulting from operations ................          $(2,388,732)
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                           PZENA FOCUSED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Six Months             Year
                                                                                 Ended               Ended
                                                                           October 31, 1998#    April 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss.................................................        $ (14,583)           $ (20,723)
   Net realized (loss) gain from security transactions.................         (381,228)             801,510
   Net change in unrealized appreciation on investments................       (1,992,921)           1,090,800
                                                                              ----------            ---------
      Net (decrease) increase in net assets
         resulting from operations ....................................       (2,388,732)           1,871,587
                                                                              ----------            ---------

DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on investments....................................           -0-                (515,429)
                                                                                   -                 --------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from net change in
      outstanding shares (a)...........................................          659,388            4,441,553
                                                                                 -------            ---------
      Total (decrease) increase in net assets .........................       (1,729,344)           5,797,711

NET ASSETS
   Beginning of period.................................................        9,654,394            3,856,683
                                                                               ---------            ---------
End of period .........................................................       $7,925,050           $9,654,394
                                                                              ==========           ==========

(a) A summary of capital shares transactions is as follows:
                                                            Six Months                             Year
                                                               Ended                               Ended
                                                         October 31, 1998#                    April 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                      Shares         Value                Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.............................         96,026      $1,251,891             347,998      $4,631,975
      Shares issued in reinvestment
         of distribution......................           -0-           -0-                 39,637         496,658
      Shares redeemed.........................        (49,806)       (592,503)            (50,885)       (687,080)
                                                      -------        --------             -------        --------
      Net increase............................         46,220       $ 659,388             336,750      $4,441,553
                                                       ======       =========             =======      ==========


#Unaudited.
See accompanying Notes to Financial Statements.

                           PZENA FOCUSED VALUE FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months            Year          June 24, 1996*
                                                                  Ended              Ended             through
                                                            October 31, 1998#   April 30, 1998     April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period......................       $14.40             $11.56             $10.00
                                                                 ------             ------             ------
Income from investment operations:
      Net investment loss.................................        (0.02)             (0.03)              0.00
      Net realized and unrealized (loss) gain
        on investments....................................        (3.32)              3.93               1.59
                                                                  -----               ----               ----
Total from investment operations..........................        (3.34)              3.90               1.59
                                                                  -----               ----               ----

Less distributions:
      From net investment income..........................         0.00               0.00              (0.01)
      From net capital gains..............................         0.00              (1.06)             (0.02)
                                                                   ----              -----              -----
Total distributions.......................................         0.00              (1.06)             (0.03)
                                                                   ----              -----              -----

Net asset value, end of period............................       $11.06             $14.40             $11.56
                                                                 ======             ======             ======

Total return..............................................       (23.19)%            35.10%             15.88%

Ratios/supplemental data:
Net assets, end of period (millions).................             $ 7.9              $ 9.7              $ 3.9

Ratio of expenses to average net assets:
      Before expense reimbursement........................         2.55%+             2.69%              5.82%+
      After expense reimbursement.........................         1.75%+             1.75%              1.75%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement........................        (1.13)%+           (1.26)%            (4.16)%+
      After expense reimbursement.........................        (0.33)%+           (0.32)%            (0.09)%+

Portfolio turnover rate...................................        16.60%             53.95%             22.06%

*Commencement of operations.

+Annualized.

#Unaudited.

See accompanying Notes to Financial Statements.

                           PZENA FOCUSED VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Pzena Focused Value Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on June 24, 1996. The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange, or included in the NASDAQ National Market System, are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values, as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Deferred Organization Costs. All of the expenses incurred by the Advisor in connection with the organization and registration of the Fund's shares will be borne by the Fund and are being amortized on a straight-line basis over a period of five years.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the six months ended October 31, 1998, Pzena Investment Management, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the six months ended October 31, 1998, the Fund incurred $54,851 in Advisory fees.

                           PZENA FOCUSED VALUE FUND

      The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.75% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation ("excess expense payments") are subject to reimbursement by the Fund within a specified period of time, provided the Fund is able to effect such reimbursement and remain in compliance with any expense limitations then in effect. For the six months ended October 31, 1998, the total amount of excess expense payments was $34,923. The cumulative amount of excess expense payments is $168,314.

      The Advisor may be reimbursed for excess expense payments that were incurred in any of the previous five years until such time as the Fund has been in operation for six years. After the Fund's sixth year of operations, the Advisor may only seek reimbursement for any amounts paid during the previous four years and after the seventh year and thereafter during the previous three years of the Fund's operations, subject to the additional requirements listed above. All reimbursement of excess expense payments are subject to the reimbursement that the Fund must pay its current operating expenses first and may only reimburse up to its applicable operating expense cap.

      Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

      Under $15 million       -  $30,000
      $15 to $50 million      -  0.20% of average daily net assets
      $50 to $100 million     -  0.15% of average daily net assets
      $100 to $150 million    -  0.10% of average daily net assets
      Over $150 million       -  0.05% of average daily net assets

      For the six months ended October 31, 1998, the Fund incurred $15,123 in Administration fees.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended October 31, 1998, were $2,291,837 and $1,402,626, respectively.

                                     Advisor

                        Pzena Investment Management, LLC
                                830 Third Avenue
                                   14th Floor
                               New York, NY 10022

                                   Distributor

                          First Fund Distributors, Inc.
                             4455 E. Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                     Shareholder Service and Transfer Agent

                          American Data Services, Inc.
                                  P.O. Box 5536
                               Hauppauge, NY 11788

                              Independent Auditors

                              Tait, Weller, & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                               Counsel to the Fund

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

                             Counsel to the Advisor

                               Lane Altman & Owens
                               101 Federal Street
                                Boston, MA 02110

      This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

      Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.